Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of (Loss) Income Before Income Tax Benefits

(Loss) income before income tax benefits for the years ended December 31, 2016, 2017 and 2018 were taxed within the following jurisdictions:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
PRC entities	(625,627)	(79,849)	169,320
Non PRC entities	—	(968)	(2,271,281)

Total	(625,627)	(80,817)	(2,101,961)

Schedule of Current and Deferred Portions of Income Tax Benefits Included in Consolidated Statements of Comprehensive Loss

The current and deferred portion of income tax benefits included in the consolidated statements of comprehensive loss for the years ended December 31, 2016, 2017 and 2018 are as follows:

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Income tax benefits applicable to China operations
Current income tax (expenses) benefits	—	—	—
Deferred income tax benefits (i)	—	—	50,943

Subtotal income tax benefits applicable to China operations	—	—	50,943

Non PRC income tax (expenses) benefits	—	—	—

Total income tax benefits	—	—	50,943

(i)

For the years ended December 31, 2016 and 2017, the Group has incurred net accumulated operating losses for income tax purposes since inception. As of December 31, 2016 and 2017, the Group believed that it is more likely than not that these net accumulated operating losses and other deferred tax assets would not be utilized. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2016 and 2017.

Schedule of Reconciliation of Total Tax Benefits Computed by Applying the Respective Statutory Income Tax Rate to Pre-Tax Income

The reconciliation of total tax benefits computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	For the year ended December 31,
	2016	2017	2018
PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax benefit	—	(0.4)%	(2.2)%
Effect of different tax rates available to different jurisdictions (i)	—	1.4%	26.0%
Permanent differences (ii)	2.1%	0.2%	1.5%
Change in valuation allowance	25.6%	45.5%	(1.7)%
Effect of Super Deduction available to the Group	(2.7)%	(21.7)%	(1.0)%

Effective income tax rate	—	—	(2.4)%

Effect of tax holidays inside the PRC on basic earnings per share/ADS (RMB)	—	—	0.24

(i)

Effect of different tax rates available to different jurisdictions is mainly driven by the fair value loss of derivatives liabilities recognized in relation to the conversion features of the Pre-IPO Preferred Shares (Note 19) in HUYA which is subject to an income tax rate of 0% under the tax laws of Cayman Islands.

(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of Tax Effects of Temporary Differences that Give Rise to Deferred Tax Asset Balances

The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2017 and 2018 are as follows:

	December 31,
	2017	2018
	RMB	RMB
Deferred tax assets
Tax loss carried forward	26,623	21,957
Deferred revenue	26,219	36,007
Others	4,914	14,878

	57,756	72,842

Less: Valuation allowance (i)	(57,756)	(21,899)

Total deferred tax assets	—	50,943

Deferred tax liabilities
Related to the fair value change of equity investee’s investments	—	19,998

Total deferred tax liabilities	—	19,998

Net deferred tax assets	—	30,945

(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance as of December 31, 2018 was provided for net operating loss carry forward, which was mainly incurred by the overseas subsidiaries, because such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of Valuation Allowance For Deferred Tax Assets

Movement of valuation allowance

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at beginning of the year	211,598	376,087	57,756
Additions	164,489	36,772	21,662
Reversals	—	(355,103)	(57,519)

Balance at end of the year	376,087	57,756	21,899